ORIX Corporation Shareholders' Equity (Changes in Number of Shares Issued) (Detail) - shares	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Uncategorized [Abstract]
Beginning balance	1,324,495,728		1,324,107,328	1,324,058,828
Exercise of stock options	133,400	[1]	388,400	48,500
Ending balance	1,324,629,128		1,324,495,728	1,324,107,328

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.